STAFF COSTS - Executive management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefits [Line Items]
Salary	$ 42,300	$ 37,200	$ 38,100
TORM A/S
Disclosure Of Employee Benefits [Line Items]
Salary	77	79	80
Taxable benefits	0	0	0
Annual performance bonus	0	0	0
Total	77	79	80
Jacob Meldgaard | TORM A/S
Disclosure Of Employee Benefits [Line Items]
Salary	1,052	962	983
Taxable benefits	41	41	44
Annual performance bonus	1,262	1,126	425
Total	$ 2,355	$ 2,129	$ 1,452